Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Table of Other Assets

	December 31, 2019	December 31, 2018
Prepayments	1,440,555	1,785,076
Tax advances	579,702	597,997
Advances to personnel	325,458	12,545
Other miscellaneous assets	226,271	503,807
Advances to suppliers of goods	170,172	235,130
Foreclosed assets	14,324	13,230
Others	29,406	60,199
Allowance	(698)	—

TOTAL	2,785,190	3,207,984